Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions
Disclosure of detailed information about remuneration of key management

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2026	2025	2026	2025
Short-term remuneration & compensation (1)	635	751	1,140	1,425
Post-employment benefits	21	14	39	35
Share based payment (2)	687	229	904	554
Total	1,343	994	2,083	2,014
(1)	Includes base remuneration, fringe benefits, short term (one-year) performance related bonus (i.e. variable remuneration), sign-on bonuses.
(2)	Warrant expense under IFRS 2.

Disclosure of detailed information about transactions with related parties

	For the six months ended		For the six months ended
	June 30, 2026		June 30, 2025
	Set up of	Board	Set up of	Board
(in EUR 000)	Production Line	Remuneration	Production line	Remuneration
Cochlear	—	—	52	—
Robelga SRL	—	70	—	59
Kevin Rakin	—	47	—	32
Pierre Gianello	—	27	—	27
Jurgen Hambrecht	—	32	—	32
Rita Mills	—	40	—	39
Giny Kirby	—	29	—	25
Wildman Ventures LLC	—	40	—	38
Total	—	285	52	252
Amounts outstanding at period-end	—	111	—	110

	For the three months ended		For the three months ended
	June 30, 2026		June 30, 2025
	Set up of	Board	Set up of	Board
(in EUR 000)	Production Line	Remuneration	Production line	Remuneration
Cochlear	—	—	—	—
Robelga SRL	—	47	—	31
Kevin Rakin	—	25	—	16
Pierre Gianello	—	13	—	13
Jurgen Hambrecht	—	16	—	16
Rita Mills	—	19	—	19
Giny Kirby	—	14	—	13
Wildman Ventures LLC	—	16	—	14
Total	—	150	—	122
Amounts outstanding at period-end	—	111	—	110